Earnings Per Unit	6 Months Ended
Jun. 30, 2019
Earnings Per Unit [Abstract]
Earnings per Unit

NOTE 13: EARNINGS PER UNIT

The unit and per unit data included in the accompanying consolidated financial statements have been restated for the periods presented to reflect the Company’s conversion to a limited partnership, as discussed in Note 1.

Earnings per unit is calculated by dividing net income available to common unit holders by the weighted average number of common units of Navios Containers L.P. outstanding during the period.

The general partner interest is a non-economic interest, meaning the Company’s general partner, Navios Maritime Containers GP LLC, does not participate in the Company’s distributions, profits or losses by reason of owning its general partner interest.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2019	Three Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2018
Numerator
Net income	$ 448	$ 4,487	$ 501	$ 7,528
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	34,603,100	34,603,100	34,603,100	32,433,336
Basic and diluted net earnings per common unit	0.01	0.13	0.01	0.23